Stock Option Plans and Stock Based Compensation Level 4 (Details) - Stock Option Activity (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan - Tranche A Options [Member]	Dec. 31, 2011 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan - Tranche A Options [Member]
Stock Option Plan Activity [Line Items]
Aggregate Grant Date Fair Value							$ 2,000,000	$ 6,000,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit			$ 1.42	$ 29.42
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	7 years 2 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at December 31, 2012	8,312,769
Options granted	4,692,441
Options forfeited	(204,765)
Options outstanding at December 31, 2013	12,800,445
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	5,561,381
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	3,906,241
Weighted Average Exercise Price of Options Outstanding at December 31, 2010	$ 4.08	$ 5.62
Weighted Average Exercise Price of Options granted	$ 1
Weighted Average Exercise Price of Options forfeited	$ 5.79
Weighted Average Exercise Price of Exercisable options at December 31, 2011	$ 4.82
Weighted Average Exercise Price of options expected to vest at December 31, 2011	$ 2.03
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 2 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	8 years 10 months
Aggregate Intrinsic Value of Options Exercisable and Options Exercised	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 0				$ 0	$ 1,000,000